STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interest	Total
Beginning Balance, Shares at Sep. 30, 2015		998,500
Beginning Balance, Amount at Sep. 30, 2015		$ 999	$ 171,893	$ (297,579)		$ (124,687)
Issuance of common stock for cash, Shares		580,000
Issuance of common stock for cash, Amount		$ 580	138,495			139,075
Issuance of common stock for cash and services, Shares		6,288,500
Issuance of common stock for cash and services, Amount		$ 6,289	1,320,637			1,326,926
Issuance of common stock in connection with asset exchange agreement, Shares		5,201,500
Issuance of common stock in connection with asset exchange agreement, Amount		$ 5,201	(5,201)
Issuance of common stock for prepaid services, Shares		12,000
Issuance of common stock for prepaid services, Amount		$ 12	4,368			4,380
Issuance of common stock for services, Shares		3,429,352
Issuance of common stock for services, Amount		$ 3,429	720,697			724,126
Net loss				(2,283,276)		(2,283,276)
Ending Balance, Shares at Sep. 30, 2016		16,509,852
Ending Balance, Amount at Sep. 30, 2016		$ 16,510	2,350,889	(2,580,855)		(213,456)
Issuance of common stock for services, Shares		2,550,000
Issuance of common stock for services, Amount		$ 2,550	225,391			227,941
Issuance of preferred stock for services, Shares	51
Issuance of preferred stock for services, Amount			84,580			84,580
Sale of membership interest in subsidiary			581,840		218,160	800,000
Issuance of membership interest in subsidiary in connection with loan guarantee			72,730		27,270	100,000
Issuance of common stock in connection with conversion of note payable, Shares		6,175,509
Issuance of common stock in connection with conversion of note payable, Amount		$ 6,176	111,150			117,326
Reclassification of derivative liabilties to equity			386,515			386,515
Net loss				(4,889,704)	(64,228)	(4,953,932)
Ending Balance, Shares at Sep. 30, 2017	51	25,235,361
Ending Balance, Amount at Sep. 30, 2017		$ 25,236	$ 3,813,095	$ (7,470,559)	$ 181,202	(3,451,026)
Net loss						466,531
Ending Balance, Amount at Mar. 31, 2018						$ (2,337,289)